POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
POST-EMPLOYMENT BENEFITS
Schedule of Post-employment benefits

	At December 31	At December 31
(in thousands)	2022	2021
Accrued benefit obligation	$1,201	$1,274
	$1,201	$1,274

Post-employment benefits-by balance sheet presentation:
Current	$120	$120
Non-current	1,081	1,154
	$1,201	$1,274

Summary of Post-employment benefits continuity

(in thousands)	2022	2021

Balance-January 1	$1,274	$1,361
Accretion (note 21)	22	23
Benefits paid	(95)	(110)
Experience gain adjustment	—	—
Balance-December 31	$1,201	$1,274